Average Annual Total Returns		12 Months Ended	38 Months Ended
	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	23.09%
Adaptiv Select ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		21.10%	19.26%
Performance Inception Date	Nov. 03, 2022
Adaptiv Select ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		20.90%	19.08%
Adaptiv Select ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.63%	15.24%